Summary of Principal Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Accounting Policies [Abstract]
Schedule of variable interest entity

	May 31, 2022	February 28, 2022
	(unaudited)
Current assets	$4,995,626	$4,503,346
Non-current assets	259,023	21,042
Total assets	$5,254,649	$4,524,388

Current liabilities	$9,394,090	$8,556,844
Non-current liabilities	118,913	—
Total liabilities	$9,513,003	$8,556,844

Assets and liabilities of the VIE Subsidiary

	May 31, 2022	February 28, 2022
	(unaudited)
Current assets	$3,537,653	$5,330,206
Non-current assets	8,368	9,121
Total assets	$3,546,021	$5,339,327

Current liabilities	$2,485,941	$4,162,414
Non-current liabilities	—	—
Total liabilities	$2,485,941	$4,162,414

Operating Result of VIE

	For the Three Months Ended May 31, 2022	For the Three Months Ended May 31, 2021
	(unaudited)	(unaudited)
Revenue	$1,438,367	$373,151
Cost of revenue	(1,149,147)	(109,046)
Gross profit (loss)	$289,220	$264,105

Amortization and depreciation	(1,719)	(2,068)
General and administrative expenses	(582,112)	(538,671)
Marketing cost	(57,131)	(51,079)
Research & development	(111,455)	(135,429)
Total operating expenses	$(752,417)	$(727,247)

Profit (loss) from operations	$(463,197)	$(463,142)

Interest income	705	1,215
Other income	5,098	139
Total other income (expense)	$5,803	$1,354

Tax expense	—	—

Net profit (loss)	$(457,394)	$(461,788)

Operating Result of VIE Subsidiary

	For the Three Months Ended May 31, 2022	For the Three Months Ended May 31, 2021
	(unaudited)	(unaudited)
Revenue	$3,416,755	$5,524,623
Cost of revenue	(3,328,904)	(5,177,746)
Gross profit (loss)	$87,851	$346,877

Amortization and depreciation	(266)	(225)
General and administrative expenses	(119,792)	(111,193)
Marketing cost	(59)	(33,928)
Research & development	(22,244)	—
Total operating expenses	$(142,361)	$(145,346)

Profit (loss) from operations	$(54,510)	$201,531

Interest income	41	14
Other income	—	36,858
Total other income (expense)	$41	$36,872

Tax expense	—	—

Net profit (loss)	$(54,469)	$238,403

	February 28, 2022	February 28, 2021
Current assets	$4,503,346	$2,251,100
Non-current assets	21,042	45,503
Total assets	$4,524,388	$2,296,603

Current liabilities	$8,556,844	$4,906,955
Non-current liabilities	—	—
Total liabilities	$8,556,844	$4,906,955

Assets and liabilities of the VIE Subsidiary

	February 28, 2022	February 28, 2021
Current assets	$5,330,206	$4,177,156
Non-current assets	9,121	—
Total assets	$5,339,327	$4,177,156

Current liabilities	$4,162,414	$3,318,450
Non-current liabilities	—	—
Total liabilities	$4,162,414	$3,318,450

Operating Result of VIE

	For the Year Ended February 28, 2022	For the Year Ended February 28, 2021
Revenue	$2,971,031	$1,912,012
Cost of revenue	(867,154)	(1,112,697)
Gross profit (loss)	$2,103,877	$799,315

Amortization and depreciation	(7,948)	(7,102)
General and administrative expenses	(2,313,818)	(1,709,543)
Marketing cost	(562,637)	(364,160)
Research & development	(583,874)	(170,006)
Total operating expenses	$(3,468,277)	$(2,250,811)

Profit (loss) from operations	$(1,364,400)	$(1,451,496)

Interest income	20,971	3,166
Other income	17,403	24,126
Total other income (expense)	$38,374	$27,292

Tax expense	—	—

Net profit (loss)	$(1,326,026)	$(1,424,204)

Operating Result of VIE Subsidiary

	For the Year Ended February 28, 2022	For the Year Ended February 28, 2021
Revenue	$19,824,966	$14,738,480
Cost of revenue	(18,886,139)	(13,924,179)
Gross profit (loss)	$938,827	$814,301

Amortization and depreciation	(990)	(713)
General and administrative expenses	(597,962)	(432,365)
Marketing cost	(79,280)	—
Research & development	(31,505)	(55,965)
Total operating expenses	$(709,737)	$(489,043)

Profit (loss) from operations	$229,090	$325,258

Interest income	83	47
Other income	60,296	64,709
Total other income (expense)	$60,379	$64,756

Tax expense	—	—

Net profit (loss)	$289,469	$390,014